Condensed financial information of the parent company - Statement of profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	€ 6,152	€ 5,941	€ 5,812
Other expenses	5,047	5,251	5,341
Total expenses	13,060	11,708	13,828
Interest and other financial income	3,934	2,474	1,843
Interest and other financial expenses	(3,762)	(1,966)	(1,605)
Result before taxation	17,358	8,385	3,399
Taxation	5,130	2,306	1,070
Net result	12,228	6,079	2,329
Parent company
Condensed Balance Sheet Statements, Captions [Line Items]
Staff expenses	0	3	(5)
Other expenses	9	5	5
Total expenses	8	8	0
Interest and other financial income	1,466	1,148	1,113
Valuation results	(1)	0	(20)
Interest and other financial expenses	(1,450)	(1,143)	(1,100)
Net interest and other financial income	15	5	(8)
Result before taxation	7	(3)	(8)
Taxation	2	0	(72)
Net result	5	(3)	64
Result from (disposal of) group companies and participating interests after taxation	12,121	5,954	2,187
Net result	€ 12,126	€ 5,951	€ 2,250